Expense Example - Invesco BulletShares 2034 Municipal Bond ETF - Invesco BulletShares 2034 Municipal Bond ETF	Sep. 03, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 18
Expense Example, with Redemption, 3 Years	$ 58